Trading properties (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Non-current	$ 61,362	$ 61,600
Current	206
Net book amount	$ 61,568	61,600	$ 48,029
Air Space Coto [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Date of acquisition	1997-09
Net book amount	$ 6,024	6,024
Cordoba Plot Of Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Date of acquisition	2015-05
Net book amount	$ 15,544	15,544
Cordoba Plot Of Land Shopping [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Date of acquisition	2006-12
Net book amount	$ 23,935	23,935
Residential Project Neuquen [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Date of acquisition	2006-05
Net book amount	$ 15,756	15,756
Total Undeveloped Sites [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book amount	$ 61,259	61,259
Condominios II [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Date of acquisition	2013-11
Net book amount	$ 309	341
Total Completed Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book amount	$ 309	$ 341